SHARE CAPITAL - Share-Based Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 3,280	$ 2,683
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	1,932	2,116
RSUs and DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	1,348	980
Stock Options, RSUs and DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	3,280	3,096
Reversal of RSU liability
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 0	$ 413